Leases - Summary of Components of Lease Cost (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 183,578	$ 26,369
Finance lease costs:
Amortization of ROU assets	579	83
Total finance lease costs	¥ 579	$ 83